Long-Term Debt - Additional Information - Revolvers (Detail)	6 Months Ended
Jun. 30, 2016 USD ($) Vessel Debt_Instruments CreditFacility
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	2.80%
Line of Credit [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	2
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	3
Borrowings provided under revolving credit facilities	$ 445,700,000.0
Undrawn amount of revolving credit facilities	133,900,000
Reduction in the total amount available under revolvers, remainder of 2016	163,800,000
Reduction in the total amount available under revolvers, 2017	28,200,000
Reduction in the total amount available under revolvers, 2018	$ 253,700,000
Months required to repay all borrowings	P12M
Unsecured Debt [Member]
Debt Instrument [Line Items]
Number of credit facilities | Debt_Instruments	1
Secured Debt [Member]
Debt Instrument [Line Items]
Number of credit facilities | Debt_Instruments	2
Collateral, number of vessels | Vessel	4
Line of Credit [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	1
LIBOR [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.55%
LIBOR [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	1.50%